VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES	VARIABLE INTEREST ENTITIES
Judgement is used when determining (i) whether an entity is a VIE; (ii) who are the variable interest holders; (iii) the elements and degree of control that each variable interest holder has; and (iv) ultimately which party is the primary beneficiary.
Unconsolidated VIEs
The VIEs in which Dole has variable interests but is not the primary beneficiary are not consolidated and are accounted for using the equity method of accounting.
The Company holds variable interests in a fresh produce business, El Parque, which is considered a VIE in which Dole is not the primary beneficiary. On December 16, 2016, the Company acquired shares in El Parque. As of December 31, 2024, Dole has 50.000% of the series A shares and 49.995% of the series B shares in El Parque, with remaining series A shares held by Inversiones Dona Isidora Limitada (“IDI”) and remaining series B shares held by individual investors. The El Parque Board of Directors comprises four members, two from Dole and two from IDI.
Dole and IDI both have equal management representation on the board and equity participation, as only series A shares have voting rights. Further, all significant activities of El Parque are managed by the unanimous consent of the board. Therefore, Dole does not meet the power criteria required to be considered the primary beneficiary nor holds a controlling financial interest in El Parque.
During the years ended December 31, 2024, December 31, 2023 and December 31, 2022, the Company did not provide any financial support to or guarantees in respect of debt issued by El Parque. Dole’s maximum exposure to loss represents the amount that would be absorbed by the Company in the event that all assets held in El Parque had no value. As of December 31, 2024 and December 31, 2023, Dole’s maximum exposure to loss in El Parque was equivalent to the carrying value of its investment in the entity of $11.8 million and $11.4 million, respectively.
Consolidated VIEs
Dole consolidates the results of one VIE, EurobananCanarias S.A. (“EBC”), a Canary Islands fruit produce business, as Dole holds 50.0% of its shares and is deemed to be the primary beneficiary. Since EBC’s incorporation in 1993, Dole has had an economic interest of 50.0% and a power to appoint its managing director, who influences all decisions related to operations. Dole’s economic interest is not equal to the Company’s voting interest (decision making right for all relevant activities), thus, the conditions of Dole being the primary beneficiary are met, and EBC is consolidated. Dole has not provided any financial or other support to EBC during the periods presented within the consolidated financial statements.